Financial Instruments - Committed Financing Faciltites (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Committed Financing Facility	$ 427.0	$ 250.0
Amount used
Disclosure of financial liabilities [line items]
Committed Financing Facility	152.0	0.0
Amount unused
Disclosure of financial liabilities [line items]
Undrawn borrowing facilities	$ 275.0	$ 250.0